The Company presents the financial information of the subsidiary in which the non-controlling shareholder holds interests, and the material effects on the Company’s consolidated statements: (Details) - BRL (R$)
R$ in Thousands
		12 Months Ended					24 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Curent
Cash and cash equivalents		R$ 8,680,686		R$ 13,862,852		R$ 6,803,880	R$ 6,803,880	R$ 5,547,637
Financial investments		3,492,710		3,627,227
Trade accounts receivable		7,153,565		4,731,979
Inventories		16,335,101		8,383,650
Taxes recoverable		1,428,658		1,192,665
Recoverable income taxes		1,189,812		1,547,916
Derivatives		33,816		33,769
Other current assets		979,097		810,186
Total current assets		39,293,445		34,190,244
Non-current
Financial investments		16,845		15,564
Taxes recoverable		1,252,058		1,072,737
Income tax and social contribution		230,069		72,267
Deferred tax assets		8,257,252		8,529,972
Derivatives		51		34,091
Judicial deposits		194,212		196,911
Other non-current assets		379,047		268,745
Investments		58,923		43,153
Property, plant and equipment		37,225,130	[1]	35,929,149	[1]	32,315,181	32,315,181
Intangible		2,877,299		2,828,691
Right of use of assets		2,780,037		2,902,395		2,605,654	2,605,654
Total non current assets		53,270,923		51,893,675
Total assets		92,564,368		86,083,919
Current
Trade payables		12,053,266		9,946,315
Borrowings		1,343,494		1,318,931
Debentures		59,088		54,436
Braskem Idesa Borrowings		86,765		7,660,128
Payroll and related charges		1,170,346		814,566
Taxes payable		1,012,116		952,689
Income tax and social contribution		1,672,844		284,129
Lease		675,366		895,109
Provision - geological event in Alagoas		4,378,071		4,349,931
Other current liabilities		2,742,167		2,110,940
Total current liabilities		25,193,523		28,387,174
Non-current
Loan agreements		33,553,766		40,413,192
Braskem Idesa Borrowings		12,224,770		4,399,110
Debentures		137,830		181,679
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,646,538		3,222,493
Income tax and social contribution				576,174
Deferred tax liabilities		1,407,434		1,234,398
Lease		2,481,048		2,312,777
Provision - geological event in Alagoas		3,283,188		4,825,846
Other non-current liabilities		4,432,443		4,397,594
Total non current liabilities		61,167,017		61,563,263
Shareholders' equity
Attributable to theCompany's shareholders		7,865,819		(2,202,306)
Non-controlling interest in subsidiaries		(1,661,991)		(1,664,212)
Total shareholders equity		6,203,828		(3,866,518)		3,944,706	3,944,706	R$ 5,654,670
Total liabilities and shareholders' equity (net capital deficiency)		92,564,368		86,083,919
Net revenue		105,625,201		58,543,494		52,323,525
Cost of products sold		(73,568,231)		(47,331,414)		(45,879,118)
Gross profit		32,056,970		11,212,080		6,444,407
General and administrative		(2,522,127)		(1,918,747)		(2,224,180)
Research and development		(296,583)		(250,648)		(247,730)
Results from equity investments		(4,644)		19,398		(10,218)
Other income		1,534,487		750,749		2,408,434
Operating profit		26,043,544		(71,892)		153,683
Financial expenses		(5,907,155)		(4,913,365)		(3,882,785)
Financial income		1,827,438		600,184		850,554
Exchange rate variations, net		(4,002,807)		(5,298,711)		(1,724,520)
Finance income (cost)		(8,082,524)		(9,611,892)		(4,756,751)
(Loss) profit before income tax and social contribution		17,961,023		(9,683,784)		(4,603,068)
Income taxes		3,999,403		(2,668,478)		(1,962,670)
Profit (loss) before income tax		17,961,023		(9,683,784)		(4,603,068)
Adjustments for reconciliation of profit (loss)
		4,178,433		4,048,081		3,632,265
		(4,644)		19,398		(10,218)
		6,311,431		10,457,272		4,145,110
		819,130		336,838		320,439
		1,339,765		6,901,828		3,383,067
		(1,031,099)		(310,557)		(1,904,206)
		8,914		55,252		7,069
		115,187		8,794		225,204
		29,698,140		11,833,122		5,195,662
Changes in operating assets and liabilities
				3,746,107		(3,680,460)
		296,957		(1,860,827)		797,445
		(2,175,285)		(2,187,826)		895,046
		(7,574,285)		(252,534)		867,817
		4,963,587		1,532,554		1,195,427
		19,322		293,785		202,732
		(217,878)		397,103		(273,665)
		1,199,614		(3,001,564)		282,445
		(3,007,488)		449,761		(569,793)
		(233,951)		198,988		197,965
		(389,087)		(349,842)		(341,605)
		314,194		145,355		215,548
		(2,928,081)		(1,181,931)
		1,039,403		(184,187)		362,203
Cash generated from operations		20,376,774		9,287,354		4,915,671
		(2,883,433)		(2,736,821)		(2,238,445)
		(2,706,856)		(257,542)		(411,951)
Net cash generated by operating activities		14,786,485		6,292,991		2,265,275
Proceeds from the sale of property, plant and equipment and intangible assets		40,353		33,140		12,590
Dividends received		295		4,822		3,513
Acquisitions to property, plant and equipment and intangible assets		(3,421,324)		(2,759,789)		(2,682,522)
Net cash used in investing activities		(3,380,676)		(2,721,827)		(2,666,419)
Short-term and long-term debt
		16,308		13,049,459		20,586,103
		(9,413,909)		(8,734,505)		(17,425,409)
Braskem Idesa borrowings
		7,271,658				3,497,622
		(7,995,045)		(905,210)		(4,398,453)
Loan to non-controlling shareholders of Braskem Idesa - payment		(9,545)		(37,618)
Lease payments		(841,706)		(662,068)		(454,190)
Dividends paid		(5,993,265)		(2,380)		(668,904)
Other financial liabilities				(534,456)		499,999
Cash generated (used) in financing activities		(16,965,504)		2,173,222		1,636,768
Exchange variation on cash of foreign subsidiaries		377,529		1,314,586		20,619
(Decrease) increase in cash and cash equivalents		(5,182,166)		7,058,972		1,256,243
		13,862,852		6,803,880		5,547,637
		8,680,686		13,862,852		6,803,880	6,803,880
Consolidated braskem without the effect of braskem idesa consolidated member
Curent
Cash and cash equivalents		6,907,355		12,958,419
Financial investments		3,492,710		3,627,227
Trade accounts receivable		6,607,762		4,386,825
Inventories		15,325,001		7,876,485
Taxes recoverable		1,402,100		1,144,355
Recoverable income taxes		1,189,812		1,547,916
Derivatives		33,816		33,769
Other current assets		841,473		688,944
Total current assets		35,800,029		32,263,940
Non-current
Financial investments		16,845		15,564
Taxes recoverable		983,655		847,399
Income tax and social contribution		230,069		72,267
Deferred tax assets		6,481,642		6,658,276
Related parties	[3]	10,064,320		9,122,666
Derivatives		51		34,091
Judicial deposits		194,212		196,911
Other non-current assets		354,083		251,398
Investments		58,923		43,153
Property, plant and equipment	[1]	23,510,588		22,295,803
Intangible		2,572,675		2,568,869
Right of use of assets		2,427,633		2,509,484
Total non current assets		46,894,696		44,615,881
Total assets		82,694,725		76,879,821
Current
Trade payables		11,861,563		9,753,762
Borrowings		1,343,494		1,318,931
Debentures		59,088		54,436
Payroll and related charges		1,095,040		776,134
Taxes payable		1,003,813		927,039
Income tax and social contribution		1,672,844		284,129
Lease		598,523		821,695
Provision - geological event in Alagoas		4,378,071		4,349,931
Other current liabilities		2,495,544		1,947,569
Total current liabilities		24,507,980		20,233,626
Non-current
Loan agreements		33,553,766		40,413,192
Debentures		137,830		181,679
Income tax and social contribution				576,174
Deferred tax liabilities		1,407,434		1,234,398
Provision for losses on subsidiaries	[4]	5,284,666		5,283,264
Lease		2,147,745		1,962,235
Provision - geological event in Alagoas		3,283,188		4,825,846
Other non-current liabilities		4,406,733		4,274,837
Total non current liabilities		50,221,362		58,751,625
Shareholders' equity
Attributable to theCompany's shareholders		7,865,819		(2,202,306)
Non-controlling interest in subsidiaries		99,564		96,876
Total shareholders equity		7,965,383		(2,105,430)
Total liabilities and shareholders' equity (net capital deficiency)		82,694,725		76,879,821
Net revenue		101,448,155		55,779,528		49,961,286
Cost of products sold		(72,471,291)		(45,563,723)		(44,111,980)
Gross profit		28,976,864		10,215,805		5,849,306
Selling and distribution		(1,834,303)		(1,609,844)		(1,582,794)
(Loss) reversals for impairment of trade accounts receivable		(8,736)		(55,074)		(4,772)
General and administrative		(2,292,884)		(1,739,541)		(2,082,002)
Research and development		(296,583)		(250,648)		(247,730)
Results from equity investments		(82,709)		(1,026,922)		(326,427)
Other income		1,530,443		748,923		2,102,684
Other expenses		(2,651,425)		(7,573,874)		(4,466,450)
Other expenses		2,651,425		7,573,874		4,466,450
Operating profit		23,340,667		(1,291,175)		(758,185)
Financial expenses		(4,750,895)		(3,851,233)		(3,009,471)
Financial income		2,276,312		1,032,530		1,135,118
Exchange rate variations, net		(2,884,292)		(4,823,269)		(1,768,850)
Finance income (cost)		(5,358,875)		(7,641,972)		(3,643,203)
(Loss) profit before income tax and social contribution		17,981,792		(8,933,147)		(4,401,388)
Income taxes		(3,991,055)		2,253,684		1,873,207
Income taxes		(3,991,055)		2,253,684		1,873,207
(Loss) profit for the year		13,990,737		(6,679,463)		(2,528,181)
Profit (loss) before income tax		17,981,792		(8,933,147)		(4,401,388)
Adjustments for reconciliation of profit (loss)
		3,450,171		2,995,609		2,732,181
		82,709		1,026,922		326,427
		3,792,708		8,541,980		3,050,987
		819,130		336,838		320,439
		1,339,765		6,901,828		3,383,067
		(1,031,099)		(310,557)		(1,904,206)
		10,134		55,252		7,069
		114,148		8,794		224,825
		26,559,458		10,623,519		3,739,401
Changes in operating assets and liabilities
				3,746,107		(3,680,460)
		296,957		(1,860,827)		797,445
		(2,002,897)		(2,247,729)		677,176
		(7,176,104)		(309,492)		825,236
		4,958,779		1,584,911		1,216,225
		(67,923)		(172,027)		85,549
		(201,798)		44,513		(242,727)
		1,218,550		(2,926,585)		330,633
		(2,878,056)		965,191		(485,309)
		(217,159)		224,764		176,189
		(389,087)		(349,842)		(341,605)
		482,565		158,915		226,519
		(2,928,081)		(1,181,931)
		1,040,674		(217,997)		348,916
Cash generated from operations		17,730,748		7,763,660		3,220,150
		(2,207,196)		(1,946,931)		(1,576,526)
		(2,697,829)		(252,479)		(403,614)
Net cash generated by operating activities		12,825,723		5,564,250		1,240,010
Proceeds from the sale of property, plant and equipment and intangible assets		40,353		33,140		12,590
Dividends received		295		4,822		3,513
Acquisitions to property, plant and equipment and intangible assets		(3,249,132)		(2,653,009)		(2,578,558)
Net cash used in investing activities		(3,208,484)		(2,615,047)		(2,562,455)
Short-term and long-term debt
		16,308		13,049,459		20,586,103
		(9,413,909)		(8,734,505)		(17,425,409)
Braskem Idesa borrowings
Loan to non-controlling shareholders of Braskem Idesa - payment		216,862
Lease payments		(787,932)		(610,392)		(407,320)
Dividends paid		(5,993,265)		(2,380)		(668,904)
Other financial liabilities				(534,456)		499,999
Cash generated (used) in financing activities		(15,961,936)		3,167,726		2,584,469
Exchange variation on cash of foreign subsidiaries		293,633		1,054,845		(59,659)
(Decrease) increase in cash and cash equivalents		(6,051,064)		7,171,774		1,202,365
		12,958,419		5,786,645		4,584,280
		6,907,355		12,958,419		5,786,645	5,786,645
Braskem idesa consolidated member
Curent
Cash and cash equivalents		1,773,331		904,433
Trade accounts receivable		1,225,479		577,530
Inventories		1,010,100		507,165
Taxes recoverable		26,558		48,310
Other current assets		137,624		121,242
Total current assets		4,173,092		2,158,680
Non-current
Taxes recoverable		268,403		225,338
Deferred tax assets		1,775,610		1,871,696
Other non-current assets		24,964		17,347
Property, plant and equipment	[1]	14,483,720		14,436,012
Intangible		304,624		259,822
Right of use of assets		352,404		392,911
Total non current assets		17,209,725		17,203,126
Total assets		21,382,817		19,361,806
Current
Trade payables		871,379		424,929
Braskem Idesa Borrowings		86,765		7,660,128
Payroll and related charges		75,306		38,432
Taxes payable		8,303		25,650
Lease		76,843		73,414
Other current liabilities		246,623		163,371
Total current liabilities		1,365,219		8,385,924
Non-current
Braskem Idesa Borrowings		12,224,770		4,399,110
Accounts payable to related parties		10,134,287		9,140,064
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,646,538		3,222,493
Lease		333,303		350,542
Other non-current liabilities		25,710		122,757
Total non current liabilities		26,364,608		17,234,966
Shareholders' equity
Attributable to theCompany's shareholders		(6,347,010)		(6,259,084)
Total shareholders equity		(6,347,010)		(6,259,084)
Total liabilities and shareholders' equity (net capital deficiency)		21,382,817		19,361,806
Net revenue		6,333,199		4,046,581		3,050,420
Cost of products sold		(3,321,601)		(3,112,129)		(2,509,060)
Gross profit		3,011,598		934,452			541,360
Selling and distribution		(221,337)		(242,211)		(200,661)
(Loss) reversals for impairment of trade accounts receivable		(178)		(178)		(2,297)
General and administrative		(229,334)		(179,350)		(141,269)
Other income		4,044		1,826		305,750
Other expenses		(17,865)		(364,747)		(19,508)
Other expenses		17,865		364,747		19,508
Operating profit		2,546,928		149,792		522,391
Financial expenses		(1,618,020)		(1,505,628)		(1,205,412)
Financial income		12,886		11,150		47,534
Exchange rate variations, net		(1,164,697)		(482,125)		75,610
Finance income (cost)		(2,769,831)		(1,976,603)		(1,082,268)
(Loss) profit before income tax and social contribution		(222,903)		(1,826,811)		(559,877)
Income taxes		(8,348)		414,794		89,463
Income taxes		(8,348)		414,794		89,463
(Loss) profit for the year		(231,251)		(1,412,017)		(470,414)
Profit (loss) before income tax		(222,903)		(1,826,811)		(559,877)
Adjustments for reconciliation of profit (loss)
		796,861		1,114,439		952,916
		2,564,905		1,921,975		1,062,843
		(1,220)
		1,039				379
		3,138,682		1,209,603		1,456,261
Changes in operating assets and liabilities
		(619,688)		(152,971)		325,820
		(398,181)		56,958		42,581
		4,808		(52,357)		(20,798)
		87,245		465,812		117,183
		(16,080)		352,590		(30,938)
		428,364		137,895		(156,138)
		(129,432)		(515,430)		(84,484)
		(16,792)		(25,776)		21,776
		(168,371)		(13,560)		(10,971)
		(1,271)		33,810		13,287
Cash generated from operations		2,646,026		1,523,694		1,695,521
		(676,237)		(789,890)		(661,919)
		(9,027)		(5,063)		(8,337)
Net cash generated by operating activities		1,960,762		728,741		1,025,265
Acquisitions to property, plant and equipment and intangible assets		(172,192)		(106,780)		(103,964)
Net cash used in investing activities		(172,192)		(106,780)		(103,964)
Braskem Idesa borrowings
		7,271,658				3,497,622
		(7,995,045)		(905,210)		(4,398,453)
Loan to non-controlling shareholders of Braskem Idesa - payment		(226,407)		(37,618)
Lease payments		(53,774)		(51,676)		(46,870)
Cash generated (used) in financing activities		(1,003,568)		(994,504)		(947,701)
Exchange variation on cash of foreign subsidiaries		83,896		259,741		80,278
(Decrease) increase in cash and cash equivalents		868,898		(112,802)		53,878
		904,433		1,017,235		963,357
		1,773,331		904,433		1,017,235	1,017,235
Eliminations member
Curent
Trade accounts receivable		(679,676)		(232,376)
Total current assets		(679,676)		(232,376)
Non-current
Related parties	[3]	(10,064,320)		(9,122,666)
Property, plant and equipment	[1]	(769,178)		(802,666)
Total non current assets		(10,833,498)		(9,925,332)
Total assets		(11,513,174)		(10,157,708)
Current
Trade payables		(679,676)		(232,376)
Total current liabilities		(679,676)		(232,376)
Non-current
Accounts payable to related parties		(10,134,287)		(9,140,064)
Provision for losses on subsidiaries	[4]	(5,284,666)		(5,283,264)
Total non current liabilities		(15,418,953)		(14,423,328)
Shareholders' equity
Attributable to theCompany's shareholders		6,347,010		6,259,084
Non-controlling interest in subsidiaries		(1,761,555)		(1,761,088)
Total shareholders equity		4,585,455		4,497,996
Total liabilities and shareholders' equity (net capital deficiency)		(11,513,174)		(10,157,708)
Net revenue		(2,156,153)		(1,282,615)		(688,181)
Cost of products sold		2,224,661		1,344,438		741,922
Gross profit		68,508		61,823		53,741
General and administrative		91		144		(909)
Results from equity investments		87,353		1,007,524		336,645
Operating profit		155,952		1,069,491		389,477
Financial expenses		461,760		443,496		332,098
Financial income		(461,760)		(443,496)		(332,098)
Exchange rate variations, net		46,182		6,683		(31,280)
Finance income (cost)		46,182		6,683		(31,280)
(Loss) profit before income tax and social contribution		202,134		1,076,174		358,197
(Loss) profit for the year		202,134		1,076,174		358,197
Profit (loss) before income tax		202,134		1,076,174		358,197
Adjustments for reconciliation of profit (loss)
		(68,599)		(61,967)		(52,832)
		(87,353)		(1,007,524)		(336,645)
		(46,182)		(6,683)		31,280
Changes in operating assets and liabilities
		447,300		212,874		(107,950)
		(447,300)		(212,874)		107,950
Braskem Idesa borrowings
(Decrease) increase in cash and cash equivalents

Consolidated [member]
Shareholders' equity
Net revenue		105,625,201		58,543,494		52,323,525
Cost of products sold		(73,568,231)		(47,331,414)
Gross profit		32,056,970		11,212,080		6,444,407
Selling and distribution		(2,055,640)		(1,852,055)		(1,783,455)
(Loss) reversals for impairment of trade accounts receivable		(8,914)		(55,252)		(7,069)
General and administrative		(2,522,127)		(1,918,747)		(2,224,180)
Research and development		(296,583)		(250,648)		(247,730)
Results from equity investments		4,644		(19,398)		10,218
Other income		1,534,487		750,749		2,408,434
Other expenses		(2,669,290)		(7,938,621)		(4,446,942)
Other expenses		2,669,290		7,938,621		4,446,942
Operating profit		26,043,547		(71,892)		153,683
Financial expenses		(5,907,155)		(4,913,365)		(3,882,785)
Financial income		1,827,438		600,184		850,554
Exchange rate variations, net		(4,002,807)		(5,298,711)		(1,724,520)
Finance income (cost)		(8,082,524)		(9,611,892)		(4,756,751)
(Loss) profit before income tax and social contribution		17,961,023		(9,683,784)		(4,603,068)
Income taxes		(3,999,403)		2,668,478		1,962,670
Income taxes		(3,999,403)		2,668,478		1,962,670
(Loss) profit for the year		R$ 13,961,620		R$ (7,015,306)		R$ (2,640,398)

[1]	Adjustment corresponding to the capitalization of a portion of financial charges of the above-mentioned loan.
[2]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.
[3]	Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.
[4]	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.